Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$ 100	$ 63
Foreign exchange forward contracts designated as hedging instruments	220	315
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(534)	(388)
Foreign exchange forward contracts designated as hedging instruments	(552)	(326)
Foreign exchange forward contracts fair value	$ (766)	$ (336)